Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 7,368,220	$ 9,972,437	$ 39,948,742	$ 27,282,305	$ 37,719,270	$ 25,325,945
Cost of revenues		(5,948,565)	(7,533,271)	(30,897,167)	(20,519,407)	(28,309,509)	(18,903,179)
Gross profit		1,419,655	2,439,166	9,051,575	6,762,898	9,409,761	6,422,766
Operating expenses:
Selling and marketing		(1,625,511)	(1,201,905)	(5,272,330)	(3,282,642)	(5,236,419)	(3,037,006)
General and administrative		(749,573)	(599,785)	(2,206,355)	(1,483,142)	(2,364,331)	(872,452)
Research and development		(329,505)	(195,790)	(955,498)	(511,155)	(773,921)	(407,122)
Total operating expenses		(2,704,589)	(1,997,480)	(8,434,183)	(5,276,939)	(8,374,671)	(4,316,580)
Operating (loss)/income		(1,284,934)	441,686	617,392	1,485,959	1,035,090	2,106,186
Interest income/(expense), net		54	(14,036)	118,389	30,346	109,405	38,776
Other income/(loss), net		987	(7,235)	(48,801)	(111,763)	(206,527)	35,023
(Loss)/income before income taxes		(1,283,893)	420,415	686,980	1,404,542	937,968	2,179,985
Income tax expense		463,970	(115,944)	(96,626)	(356,187)	(75,998)	(664,406)
Net (loss) income attributable to the Company’s shareholders		$ (819,923)	$ 304,471	$ 590,354	$ 1,048,355	$ 861,970	$ 1,515,579
Earnings per share
Earnings per share - Basic (in Dollars per share)		$ (0.04)	$ 0.02	$ 0.03	$ 0.05	$ 0.04	$ 0.08
Earnings per share - Diluted (in Dollars per share)		$ (0.04)	$ 0.02	$ 0.03	$ 0.05	$ 0.04	$ 0.08
Weighted average shares used in calculating net income per share*
Weighted average shares used in calculating net income per share - Basic (in Shares)	[1]	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Weighted average shares used in calculating net income per share - Diluted (in Shares)	[1]	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).